OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
Note 24: -	Operating Segments

a.	General

The operating segments are identified on the basis of information that is reviewed by the chief operating decision makers ("CODM") to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Group is organized into operating segments based on the products and services of the business units and has two operating segments as follows:

Proprietary Products	Develop and manufacture plasma-derived therapeutics and market them in more than 15 countries.

Distribution	Distribute imported drugs in Israel which are manufactured by third parties.

Segment performance is evaluated based on revenues and gross profit in the financial statements.

The segment results reported to the CODM include items that are allocated directly to the segments and items that can be allocated on a reasonable basis. Items that were not allocated, mainly the Group's headquarter assets, research and development costs, sales and marketing costs, general and administrative costs and financial costs (consisting of finance expenses and finance income and including fair value adjustments of financial instruments), are managed on a group basis.

The segment liabilities do not include loans and financial liabilities as these liabilities are managed on a group basis.

b.        Reporting on operating segments

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2018

Revenues	$90,784	$23,685	$114,469

Gross profit	$37,988	$3,484	$41,472

Unallocated corporate expenses			(22,213)
Finance income, net			1,082

Income before taxes on income			$20,341

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands

Year Ended December 31, 2017

Revenues	$79,559	$23,266	$102,825

Gross profit	$28,224	$3,864	$32,088

Unallocated corporate expenses			(24,644)
Finance expense, net			(274)

Income before taxes on income			$7,170

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2016

Revenues	$55,958	$21,536	$77,494

Gross profit	$18,235	$3,125	$21,360

Unallocated corporate expenses			(26,841)
Finance expense, net			470

Loss before taxes on income			$(5,011)